Segment Disclosure Product and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue, Net	$ 76,165	$ 13,469
Disk-based products [Member]
Segment Reporting Information [Line Items]
Revenues	39,836	8,518
Tape-base products [Member]
Segment Reporting Information [Line Items]
Revenues	12,764	1,868
Tape drives and media [Member]
Segment Reporting Information [Line Items]
Revenues	12,914	1,815
Service [Member]
Segment Reporting Information [Line Items]
Revenues	$ 10,651	$ 1,268